COMMON SHARE CAPITAL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
COMMON SHARE CAPITAL
Balance at beginning of the period (shares)	1,227,837,974
Balance at beginning of the period	$ 4,481.6
Balance at end of the period (shares)	1,229,125,606	1,227,837,974
Balance at end of the period	$ 4,487.3	$ 4,481.6
Common share capital
COMMON SHARE CAPITAL
Balance at beginning of the period (shares)	1,227,838,000	1,221,891,000
Balance at beginning of the period	$ 4,481.6	$ 4,449.5
Issued under share option and restricted share plans (shares)	1,288,000	5,947,000
Issued under share option and restricted share plans	$ 5.7	$ 32.1
Balance at end of the period (shares)	1,229,126,000	1,227,838,000
Balance at end of the period	$ 4,487.3	$ 4,481.6